UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2012

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.	17,600	$243,056	*
Lear Corp.	7,300	341,932
TRW Automotive Holdings Corp.	9,100	487,851	*

Total Auto Components		1,072,839

Automobiles - 1.2%
Ford Motor Co.	242,500	3,140,375
General Motors Co.	116,300	3,352,929	*

Total Automobiles		6,493,304

Diversified Consumer Services - 0.1%
H&R Block Inc.	22,500	417,825

Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.	44,200	1,625,234
Darden Restaurants Inc.	13,100	590,417
Hyatt Hotels Corp., Class A Shares	12,300	474,411	*
Royal Caribbean Cruises Ltd.	16,200	550,800

Total Hotels, Restaurants & Leisure		3,240,862

Household Durables - 0.3%
Garmin Ltd.	14,300	583,726
Jarden Corp.	4,200	217,140
Newell Rubbermaid Inc.	21,500	478,805
Tupperware Brands Corp.	4,100	262,810

Total Household Durables		1,542,481

Leisure Equipment & Products - 0.3%
Hasbro Inc.	9,600	344,640
Mattel Inc.	27,200	996,064

Total Leisure Equipment & Products		1,340,704

Media - 3.3%
CBS Corp., Class B Shares	47,500	1,807,375
DIRECTV	48,600	2,437,776	*
Gannett Co. Inc.	17,100	307,971
Interpublic Group of Cos. Inc.	32,200	354,844
Omnicom Group Inc.	20,500	1,024,180
Time Warner Inc.	136,600	6,533,578
Viacom Inc., Class B Shares	87,400	4,609,476

Total Media		17,075,200

Multiline Retail - 1.3%
Dillard’s Inc., Class A Shares	2,400	201,048
Kohl’s Corp.	22,200	954,156
Macy’s Inc.	76,500	2,985,030
Target Corp.	48,600	2,875,662

Total Multiline Retail		7,015,896

Specialty Retail - 0.3%
AutoZone Inc.	2,300	815,189	*
Foot Locker Inc.	10,900	350,108
GameStop Corp., Class A Shares	8,700	218,283
Signet Jewelers Ltd.	6,800	363,120

Total Specialty Retail		1,746,700

TOTAL CONSUMER DISCRETIONARY		39,945,811

CONSUMER STAPLES - 6.4%
Beverages - 0.5%
Coca-Cola Enterprises Inc.	21,700	688,541
Constellation Brands Inc., Class A Shares	20,500	725,495	*
Dr. Pepper Snapple Group Inc.	16,100	711,298
Molson Coors Brewing Co., Class B Shares	11,800	504,922

Total Beverages		2,630,256

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.6%
Kroger Co.	46,900	$1,220,338
Sysco Corp.	42,600	1,348,716
Wal-Mart Stores Inc.	242,100	16,518,483

Total Food & Staples Retailing		19,087,537

Food Products - 1.2%
Bunge Ltd.	10,900	792,321
Campbell Soup Co.	23,300	812,937
ConAgra Foods Inc.	30,200	890,900
General Mills Inc.	41,900	1,693,179
Ingredion Inc.	8,200	528,326
J.M. Smucker Co.	10,900	940,016
Smithfield Foods Inc.	10,800	232,956	*
Tyson Foods Inc., Class A Shares	20,800	403,520

Total Food Products		6,294,155

Household Products - 0.1%
Energizer Holdings Inc.	4,700	375,906

Tobacco - 1.0%
Altria Group Inc.	131,300	4,125,446
Lorillard Inc.	9,700	1,131,699

Total Tobacco		5,257,145

TOTAL CONSUMER STAPLES		33,644,999

ENERGY - 12.2%
Energy Equipment & Services - 0.3%
Helmerich & Payne Inc.	6,900	386,469
National-Oilwell Varco Inc.	14,800	1,011,580
Rowan Cos. PLC, Class A Shares	9,200	287,684	*
RPC Inc.	12,100	148,104

Total Energy Equipment & Services		1,833,837

Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	186,900	20,211,366
ConocoPhillips	147,100	8,530,329
Exxon Mobil Corp.	342,800	29,669,340
Marathon Oil Corp.	52,300	1,603,518
Murphy Oil Corp.	14,400	857,520
Tesoro Corp.	9,700	427,285
Valero Energy Corp.	41,300	1,409,156

Total Oil, Gas & Consumable Fuels		62,708,514

TOTAL ENERGY		64,542,351

EXCHANGE-TRADED FUNDS - 2.4%
iShares Trust - iShares Russell 1000 Value Index Fund	176,120	12,825,058

FINANCIALS - 21.5%
Capital Markets - 3.2%
Ameriprise Financial Inc.	18,900	1,183,707
Bank of New York Mellon Corp.	86,800	2,230,760
BlackRock Inc.	12,700	2,625,217
Franklin Resources Inc.	16,400	2,061,480
Goldman Sachs Group Inc.	35,600	4,541,136
Invesco Ltd.	33,100	863,579
Northern Trust Corp.	17,700	887,832
State Street Corp.	39,300	1,847,493
TD Ameritrade Holding Corp.	40,100	674,081

Total Capital Markets		16,915,285

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 5.3%
BB&T Corp.	54,600	$1,589,406
BOK Financial Corp.	5,000	272,300
CIT Group Inc.	15,800	610,512	*
Comerica Inc.	14,100	427,794
Commerce Bancshares Inc.	7,800	273,468
Cullen/Frost Bankers Inc.	4,500	244,215
East-West Bancorp Inc.	10,600	227,794
Fifth Third Bancorp	67,700	1,028,363
Huntington Bancshares Inc.	63,500	405,765
KeyCorp	69,600	586,032
PNC Financial Services Group Inc.	41,600	2,425,696
SunTrust Banks Inc.	38,800	1,099,980
U.S. Bancorp	153,700	4,909,178
Wells Fargo & Co.	392,800	13,425,904
Zions Bancorporation	13,600	291,040

Total Commercial Banks		27,817,447

Consumer Finance - 1.5%
American Express Co.	95,800	5,506,584
Discover Financial Services	40,100	1,545,855
SLM Corp.	34,900	597,837

Total Consumer Finance		7,650,276

Diversified Financial Services - 5.1%
Citigroup Inc.	217,800	8,616,168
JPMorgan Chase & Co.	392,400	17,253,828
Nasdaq OMX Group Inc.	14,600	365,146
Principal Financial Group Inc.	25,100	715,852

Total Diversified Financial Services		26,950,994

Insurance - 6.3%
ACE Ltd.	26,500	2,114,700
AFLAC Inc.	34,800	1,848,576
Allstate Corp.	35,700	1,434,069
American Financial Group Inc.	21,100	833,872
American International Group Inc.	121,000	4,271,300	*
Axis Capital Holdings Ltd.	9,500	329,080
Chubb Corp.	60,500	4,556,860
Cincinnati Financial Corp.	12,100	473,836
Everest Re Group Ltd.	4,800	527,760
Hartford Financial Services Group Inc.	32,400	727,056
HCC Insurance Holdings Inc.	13,100	487,451
Lincoln National Corp.	20,800	538,720
Loews Corp.	86,400	3,520,800
Markel Corp.	1,700	736,814	*
PartnerRe Ltd.	4,600	370,254
Prudential Financial Inc.	34,500	1,839,885
Reinsurance Group of America Inc.	8,000	428,160
RenaissanceRe Holdings Ltd.	11,000	893,860
Torchmark Corp.	22,700	1,172,909
Travelers Cos. Inc.	72,700	5,221,314
W.R. Berkley Corp.	16,700	630,258
XL Group PLC	19,500	488,670

Total Insurance		33,446,204

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	32,600	427,060
People’s United Financial Inc.	26,100	315,549

Total Thrifts & Mortgage Finance		742,609

TOTAL FINANCIALS		113,522,815

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
HEALTH CARE - 14.0%
Biotechnology - 1.2%
Amgen Inc.	70,900	$6,120,088
United Therapeutics Corp.	3,600	192,312	*

Total Biotechnology		6,312,400

Health Care Equipment & Supplies - 3.3%
Baxter International Inc.	41,600	2,773,056
Becton, Dickinson & Co.	17,500	1,368,325
Boston Scientific Corp.	112,800	646,344	*
C.R. Bard Inc.	5,900	576,666
CareFusion Corp.	16,000	457,280	*
Covidien PLC	36,600	2,113,284
Medtronic Inc.	75,800	3,109,316
St. Jude Medical Inc.	24,300	878,202
Stryker Corp.	28,200	1,545,924
Thermo Fisher Scientific Inc.	27,100	1,728,438
Zimmer Holdings Inc.	31,200	2,079,792

Total Health Care Equipment & Supplies		17,276,627

Health Care Providers & Services - 3.5%
Aetna Inc.	41,100	1,902,930
AmerisourceBergen Corp.	18,700	807,466
Cardinal Health Inc.	25,300	1,041,854
HCA Holdings Inc.	31,500	950,355
Laboratory Corporation of America Holdings	11,000	952,820	*
McKesson Corp.	40,000	3,878,400
Omnicare Inc.	8,200	296,020
Quest Diagnostics Inc.	12,200	710,894
UnitedHealth Group Inc.	114,000	6,183,360
Universal Health Services Inc., Class B Shares	6,700	323,945
WellPoint Inc.	24,100	1,468,172

Total Health Care Providers & Services		18,516,216

Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc.	25,600	1,048,064

Pharmaceuticals - 5.8%
Eli Lilly & Co.	86,100	4,246,452
Forest Laboratories Inc.	43,600	1,539,952	*
Merck & Co. Inc.	226,200	9,260,628
Mylan Inc.	30,200	829,896	*
Pfizer Inc.	589,300	14,779,644
Warner Chilcott PLC, Class A Shares	18,600	223,944

Total Pharmaceuticals		30,880,516

TOTAL HEALTH CARE		74,033,823

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	36,600	2,535,282
Honeywell International Inc.	57,400	3,643,178
L-3 Communications Holdings Inc.	7,700	589,974
Lockheed Martin Corp.	25,300	2,334,937
Northrop Grumman Corp.	28,800	1,946,304
Raytheon Co.	26,000	1,496,560
Rockwell Collins Inc.	10,600	616,602

Total Aerospace & Defense		13,162,837

Air Freight & Logistics - 0.4%
FedEx Corp.	23,300	2,137,076

Airlines - 0.4%
Alaska Air Group Inc.	5,000	215,450	*
Delta Air Lines Inc.	61,200	726,444	*
Southwest Airlines Co.	54,900	562,176
United Continental Holdings Inc.	24,400	570,472	*

Total Airlines		2,074,542

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Building Products - 0.1%
Owens Corning Inc.	9,500	$351,405	*

Commercial Services & Supplies - 0.1%
Republic Services Inc.	27,100	794,843

Construction & Engineering - 0.0%
URS Corp.	5,900	231,634

Electrical Equipment - 0.7%
Emerson Electric Co.	54,400	2,881,024
Rockwell Automation Inc.	9,900	831,501

Total Electrical Equipment		3,712,525

Industrial Conglomerates - 6.8%
3M Co.	52,900	4,911,765
General Electric Co.	1,055,000	22,144,450
Tyco International Ltd.	34,200	1,000,350
United Technologies Corp.	93,000	7,626,930

Total Industrial Conglomerates		35,683,495

Machinery - 2.4%
AGCO Corp.	6,300	309,456	*
Cummins Inc.	14,300	1,549,405
Deere & Co.	30,600	2,644,452
Dover Corp.	13,400	880,514
Illinois Tool Works Inc.	34,500	2,097,945
Ingersoll-Rand PLC	21,700	1,040,732
Lincoln Electric Holdings Inc.	6,300	306,684
PACCAR Inc.	26,300	1,189,023
Parker Hannifin Corp.	12,000	1,020,720
Snap-on Inc.	4,200	331,758
Stanley Black & Decker Inc.	12,400	917,228
WABCO Holdings Inc.	4,700	306,393	*

Total Machinery		12,594,310

Professional Services - 0.1%
Dun & Bradstreet Corp.	3,800	298,870
Manpower Inc.	5,000	212,200

Total Professional Services		511,070

Road & Rail - 0.3%
CSX Corp.	76,400	1,507,372

TOTAL INDUSTRIALS		72,761,109

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 1.7%
Cisco Systems Inc.	389,900	7,661,535
Harris Corp.	8,400	411,264
Juniper Networks Inc.	33,400	656,978	*

Total Communications Equipment		8,729,777

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics Inc.	7,700	293,216	*
Avnet Inc.	20,900	639,749	*
Molex Inc.	12,200	333,426

Total Electronic Equipment, Instruments & Components		1,266,391

Internet Software & Services - 0.3%
Yahoo! Inc.	87,900	1,749,210	*

IT Services - 3.4%
Fidelity National Information Services Inc.	22,300	776,263
International Business Machines Corp.	90,200	17,277,810

Total IT Services		18,054,073

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials Inc.	97,100	$1,110,824
Cree Inc.	8,600	292,228	*
KLA-Tencor Corp.	12,400	592,224

Total Semiconductors & Semiconductor Equipment		1,995,276

Software - 5.6%
Microsoft Corp.	625,200	16,711,596
Oracle Corp.	358,000	11,928,560
Symantec Corp.	51,500	968,715	*

Total Software		29,608,871

TOTAL INFORMATION TECHNOLOGY		61,403,598

MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals Inc.	15,000	1,260,300
Albemarle Corp.	6,700	416,204
Ashland Inc.	5,700	458,337
CF Industries Holdings Inc.	4,600	934,536
E.I. du Pont de Nemours & Co.	68,400	3,075,948
Huntsman Corp.	13,000	206,700
Mosaic Co.	22,700	1,285,501
NewMarket Corp.	1,000	262,200

Total Chemicals		7,899,726

Containers & Packaging - 0.5%
Ball Corp.	27,200	1,217,200
Bemis Co. Inc.	7,400	247,604
Crown Holdings Inc.	14,000	515,340	*
Rock-Tenn Co., Class A Shares	5,100	356,541
Sonoco Products Co.	9,100	270,543

Total Containers & Packaging		2,607,228

Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold Inc.	69,800	2,387,160
Nucor Corp.	11,700	505,206
Reliance Steel & Aluminum Co.	7,000	434,700

Total Metals & Mining		3,327,066

Paper & Forest Products - 0.3%
International Paper Co.	32,500	1,294,800

TOTAL MATERIALS		15,128,820

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	409,300	13,797,503

Wireless Telecommunication Services - 0.1%
MetroPCS Communications Inc.	25,900	257,446	*

TOTAL TELECOMMUNICATION SERVICES		14,054,949

UTILITIES - 3.5%
Electric Utilities - 1.9%
American Electric Power Co. Inc.	36,100	1,540,748
Edison International	41,300	1,866,347
Entergy Corp.	12,300	784,125
FirstEnergy Corp.	31,100	1,298,736
NextEra Energy Inc.	27,000	1,868,130
NV Energy Inc.	32,000	580,480
Pepco Holdings Inc.	16,100	315,721
Pinnacle West Capital Corp.	7,900	402,742
PPL Corp.	41,800	1,196,734

Total Electric Utilities		9,853,763

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY		SHARES	VALUE
Gas Utilities - 0.1%
Atmos Energy Corp.		8,800	$309,056
Energen Corp.		7,400	333,666

Total Gas Utilities			642,722

Multi-Utilities - 1.4%
Alliant Energy Corp.		9,300	408,363
Ameren Corp.		17,900	549,888
Consolidated Edison Inc.		21,800	1,210,772
Integrys Energy Group Inc.		7,000	365,540
MDU Resources Group Inc.		14,200	301,608
OGE Energy Corp.		4,100	230,871
Public Service Enterprise Group Inc.		37,500	1,147,500
Sempra Energy		16,400	1,163,416
TECO Energy Inc.		19,600	328,496
Wisconsin Energy Corp.		14,900	549,065
Xcel Energy Inc.		35,100	937,521

Total Multi-Utilities			7,193,040

Water Utilities - 0.1%
American Water Works Co. Inc.		12,700	471,551

TOTAL UTILITIES			18,161,076

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $446,999,978)			520,024,409

	RATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund (Cost - $7,029,958)	0.173%	$7,029,958	7,029,958

TOTAL INVESTMENTS - 99.9% (Cost - $454,029,936#)			527,054,367
Other Assets in Excess of Liabilities - 0.1%			541,578

TOTAL NET ASSETS - 100.0%			$527,595,945

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$520,024,409	—	—	$520,024,409
Short-term investments†	7,029,958	—	—	7,029,958

Total investments	$527,054,367	—	—	$527,054,367

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$75,557,225
Gross unrealized depreciation	(2,532,794)

Net unrealized appreciation	$73,024,431

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman & President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman & President

Date: February 28, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013